Capital Structure (Details) - Schedule of authorized, issued and outstanding shares of the convertible preferred stock and liquidation preferences	12 Months Ended
Dec. 31, 2021 USD ($) $ / shares shares
Conversion of Stock [Line Items]
Shares Authorized | shares	21,982,491
Shares Issued and Outstanding | shares	21,982,491
Aggregate Liquidation Amount | $	$ 112,265,042
Gross Proceeds | $	$ 112,265,042
Series A [Member]
Conversion of Stock [Line Items]
Shares Authorized | shares	10,157,843
Shares Issued and Outstanding | shares	10,157,843
Per Share Liquidation Preference | $ / shares	$ 0.6842
Aggregate Liquidation Amount | $	$ 6,949,996
Gross Proceeds | $	$ 6,949,996
Series B [Member]
Conversion of Stock [Line Items]
Shares Authorized | shares	6,567,670
Shares Issued and Outstanding | shares	6,567,670
Per Share Liquidation Preference | $ / shares	$ 3.3939
Aggregate Liquidation Amount | $	$ 22,290,015
Gross Proceeds | $	$ 22,290,015
Series C [Member]
Conversion of Stock [Line Items]
Shares Authorized | shares	5,256,978
Shares Issued and Outstanding | shares	5,256,978
Per Share Liquidation Preference | $ / shares	$ 15.7933
Aggregate Liquidation Amount | $	$ 83,025,031
Gross Proceeds | $	$ 83,025,031